Revenue Disaggregation and Operating Segments (Details) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) segment	Dec. 31, 2022 USD ($)
Revenue Recognition
Total revenue	$ 1,965	$ 2,254	$ 3,909	$ 4,541	$ 8,678	$ 11,240
Number of Operating Segments | segment					1
United States
Revenue Recognition
Total revenue	1,663	1,929	3,281	3,742	$ 7,134	9,230
Australia
Revenue Recognition
Total revenue	103	123	205	280	526	688
Europe
Revenue Recognition
Total revenue	198	193	396	497	956	1,252
Rest of World
Revenue Recognition
Total revenue	1	9	27	22	62	70
Obalon line
Revenue Recognition
Total revenue					0	0
DBSN Device
Revenue Recognition
Total revenue	0	0	0	0	$ 0	$ 0
Obalon Balloon system
Revenue Recognition
Total revenue	$ 0	$ 0	$ 0	$ 0